Offerings - Offering: 1	Mar. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	1,037,064
Proposed Maximum Offering Price per Unit	5.61
Maximum Aggregate Offering Price	$ 5,817,929.04
Fee Rate	0.01381%
Amount of Registration Fee	$ 803.46
Offering Note	(1) This Registration Statement registers the issuance of an additional 1,037,064 shares of common stock, $0.01 par value per share ("Common Stock"), of Hudson Pacific Properties, Inc. (the "Registrant") issuable under the Amended and Restated Hudson Pacific Properties, Inc. and Hudson Pacific Properties, L.P. 2010 Incentive Award Plan (the "Incentive Award Plan"). The Incentive Award Plan is an amendment and restatement of the Registrant's Third Amended and Restated 2010 Incentive Award Plan (the "Prior Plan"), and was approved by the stockholders of the Registrant on May 14, 2025. The offer and sale of shares of Common Stock, which have been or may be issued under the Incentive Award Plan (as the Prior Plan), have previously been registered pursuant to Registration Statements on Form S-8 (File Nos. 333-259201, 333-218804, 333-185497, 333-167847 and 333-274649). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the Incentive Award Plan by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the Registrant's receipt of consideration which would increase the number of outstanding shares of Common Stock. (2) Estimated solely for purposes of determining the registration fee pursuant to the provisions of Rules 457(c) and 457(h) under the Securities Act by averaging the high and low sales prices of the Registrant's Common Stock as reported by the New York Stock Exchange on May 25, 2026.